VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 87.5%
Australia: 15.1%
Bellevue Gold Ltd. # *	1,941,868	$1,184,463
De Grey Mining Ltd. # *	575,732	403,006
Emerald Resources NL # *	399,550	278,615
Evolution Mining Ltd. #	617,392	1,561,086
Northern Star Resources Ltd. #	213,300	1,306,387
Predictive Discovery Ltd. *	3,276,153	568,438
West African Resources Ltd. # *	2,257,400	1,584,294
		6,886,289
Brazil: 4.8%
Wheaton Precious Metals Corp. (USD)	57,900	2,175,882
Canada: 51.5%
Agnico Eagle Mines Ltd. (USD)	34,987	1,814,076
Alamos Gold, Inc. (USD)	109,840	790,848
B2Gold Corp. (USD)	655,788	2,242,795
Barrick Gold Corp. (USD)	125,528	2,265,780
Bear Creek Mining Corp. *	221,000	183,207
Benchmark Metals, Inc. *	509,246	426,181
Bonterra Resources, Inc. *	215,999	163,713
Corvus Gold, Inc. *	484,402	1,545,069
Equinox Gold Corp. (USD) *	131,194	865,880
Franco-Nevada Corp. (USD)	1,180	153,294
G Mining Ventures Corp. *	562,000	377,151
Galway Metals, Inc. *	626,500	316,564
GoGold Resources, Inc. # * ∞ ø	131,500	288,623
Gold Standard Ventures Corp. (USD) *	223,319	101,342
Goldsource Mines, Inc. *	231,100	136,843
Great Bear Resources Ltd. *	30,227	323,605
Kinross Gold Corp. (USD)	423,400	2,269,424
Kirkland Lake Gold Ltd. (USD)	37,616	1,564,449
Liberty Gold Corp. *	1,293,413	908,841
Lundin Gold, Inc. *	25,100	187,665
Marathon Gold Corp. *	241,500	585,351
Nighthawk Gold Corp. *	181,000	115,751
O3 Mining, Inc. *	103,400	159,190
Orezone Gold Corp. *	819,004	711,278
Osisko Mining, Inc. *	305,500	566,813
Perpetua Resources Corp. *	12,570	62,523
Pretium Resources, Inc. (USD) *	44,100	425,124
Probe Metals, Inc. *	171,082	248,532
Pure Gold Mining, Inc. *	311,030	218,551
Pure Gold Mining, Inc. # * ∞ ø	159,000	110,469
Rio2 Ltd. *	449,006	194,973
Sabina Gold & Silver Corp. *	488,350	562,917
Silver Tiger Metals, Inc. *	332,000	117,954
Skeena Resources Ltd. *	22,700	225,100
SSR Mining, Inc. (USD)	51,600	750,780
Wallbridge Mining Co. Ltd. *	513,500	214,871
Yamana Gold, Inc. (USD)	318,048	1,259,470
		23,454,997
South Africa: 2.3%
Gold Fields Ltd. (ADR)	128,300	1,041,796
United Kingdom: 5.4%
Endeavour Mining Plc (CAD)	108,840	2,449,888
United States: 8.4%
Argonaut Gold, Inc. (CAD) *	122,000	264,882
Gatos Silver, Inc. *	28,500	331,455
GoGold Resources, Inc. (CAD) *	169,182	369,994
Newmont Corp.	53,268	2,892,453
		3,858,784
Total Common Stocks (Cost: $27,973,781)		39,867,636
WARRANTS: 0.7%
Canada: 0.7%
Benchmark Metals, Inc., CAD 1.80, expiring 09/18/22 # * ∞	130,500	16,289
Goldsource Mines, Inc., CAD 1.40, expiring 05/20/23 # ∞ ø	1,155,500	18,665
Liberty Gold Corp., CAD 0.60, expiring 10/02/21 # * ∞	352,000	80,594
Marathon Gold Corp., CAD 1.60, expiring 09/30/21 # * ∞	84,000	96,826
Nighthawk Gold Corp., CAD 1.50, expiring 07/07/23 # ∞ ø	90,500	10,632
O3 Mining, Inc., CAD 3.25, expiring 06/18/22 # * ∞	38,050	1,397
Osisko Mining, Inc., CAD 5.25, expiring 12/23/21 # * ∞	19,500	286
PG Mining Ventures Corp., CAD 0.80, expiring 05/20/22 # * ∞	281,000	57,771
Pure Gold Mining, Inc., CAD 0.85, expiring 07/18/22 # * ∞	144,500	24,403
Total Warrants (Cost: $216,664)		306,863
EXCHANGE TRADED FUND: 5.0% (a) (Cost: $2,363,499)
United States: 5.0%
SPDR Gold Shares *	14,000	2,299,080
MONEY MARKET FUND: 7.7% (Cost: $3,491,933)
Invesco Treasury Portfolio - Institutional Class	3,491,933	3,491,933
Total Investments: 100.9% (Cost: $34,045,877)		45,965,512
Liabilities in excess of other assets: (0.9)%		(401,965)
NET ASSETS: 100.0%		$45,563,547

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,023,806 which represents 15.4% of net assets.
*	Non-income producing
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $428,389, or 0.9% of net assets
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Restricted securities held by the fund as of September 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
GoGold Resources, Inc.	08/31/2020	131,500	$96,629	$288,623	0.6%
Goldsource Mines, Inc. *	05/21/2021	1,155,500	42,295	18,665	0.1
Nighthawk Gold Corp. *	07/08/2021	90,500	0	10,632	0.0
Pure Gold Mining, Inc.	05/21/2020	159,000	112,251	110,469	0.2
			$251,175	$428,389	0.9%

Footnotes:

*	Warrants

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	2.6%	$1,214,889
Gold	86.1	39,524,987
Precious Metals & Minerals	2.7	1,284,294
Silver	1.0	449,409
Money Market Fund	7.6	3,491,933
	100.0%	$45,965,512